Consolidated Balance Sheets (Interim Period Unaudited) (Parentheticals) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Held to maturity, fair value (in Dollars)	$ 152,186,281	$ 121,839,363	$ 147,621,280
Preferred stock, par value (in Dollars per share)	$ 0	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value (in Dollars per share)	$ 0	$ 0	$ 0
Common stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, shares issued	6,008,223	5,985,275	5,096,054
Common Stock, shares outstanding	5,988,867	5,977,924	5,094,503
Treasury stock shares	19,356	7,351	1,551